UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	February 6,2008
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   63
Form 13F Information Table Value Total:   135302 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3364    39900 SH       SOLE                    38150              1750
AGILENT TECHNOLOGIES INC       COM              00846U101     2050    55790 SH       SOLE                    53290              2500
ALEXANDER & BALDWIN INC        COM              014482103     1880    36395 SH       SOLE                    33995              2400
ALLEGHANY CORP DEL             COM              017175100      213      530 SH       SOLE                                        530
AMERICAN EXPRESS CO            COM              025816109     2706    52024 SH       SOLE                    51124               900
AMERICAN INTL GROUP INC        COM              026874107     1465    25129 SH       SOLE                    24829               300
APACHE CORP                    COM              037411105      683     6350 SH       SOLE                     5050              1300
APPLIED BIOSYSTEMS GRP         COM              038020103     2607    76865 SH       SOLE                    72365              4500
APPLIED MATERIALS INC          COM              038222105     1698    95635 SH       SOLE                    90635              5000
AT&T INC COM                   COM              00206r102     1773    42668 SH       SOLE                    42668
AUTODESK INC                   COM              052769106     1493    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSNG       COM              053015103     1626    36515 SH       SOLE                    35715               800
BELO CORP                      COM              080555105     1218    69850 SH       SOLE                    68100              1750
BERKSHIRE HATHAWAY CL B        COM              084670207     3367      711 SH       SOLE                      696                15
BOEING CO                      COM              097023105     1830    20925 SH       SOLE                    20575               350
BOSWELL JG CO COM              COM              101205102      603      600 SH       SOLE                                        600
CATERPILLAR INC                COM              149123101     2832    39028 SH       SOLE                    38028              1000
CHEVRON CORP NEW               COM              166764100      275     2945 SH       SOLE                     2945
CHUBB CORP                     COM              171232101     2816    51600 SH       SOLE                    48800              2800
COCA-COLA CO                   COM              191216100     2910    47423 SH       SOLE                    45173              2250
CONOCOPHILLIPS                 COM              20825C104     3429    38832 SH       SOLE                    38532               300
CONSTELLATION ENERGY GROUP     COM              210371100      793     7735 SH       SOLE                     7735
COSTCO WHSL CORP               COM              22160K105     2974    42628 SH       SOLE                    41628              1000
DEERE & CO                     COM              244199105     4145    44515 SH       SOLE                    43515              1000
DISNEY WALT CO                 COM              254687106     2749    85168 SH       SOLE                    83168              2000
DOMINION RESOURCES INC         COM              25746u109      432     9110 SH       SOLE                     6110              3000
DOW CHEMICAL CO                COM              260543103     1049    26609 SH       SOLE                    26609
DU PONT E I DE NEMOURS   & CO  COM              263534109     2564    58155 SH       SOLE                    55455              2700
ELI LILLY & CO                 COM              532457108     3018    56535 SH       SOLE                    54135              2400
ESTEE LAUDER COMPANIES   INC C COM              518439104     2066    47375 SH       SOLE                    45475              1900
EXELON CORP                    COM              30161n101      372     4555 SH       SOLE                     2205              2350
EXXON MOBIL CORP               COM              30231G102     4261    45477 SH       SOLE                    44577               900
FARMERS & MERCHANTS BK LB CAL  COM              308243104      462       70 SH       SOLE                                         70
FEDEX CORP                     COM              31428X106     2166    24290 SH       SOLE                    23740               550
FIFTH THIRD BANCORP            COM              316773100     1052    41865 SH       SOLE                    39865              2000
GENERAL ELECTRIC CO            COM              369604103     3378    91113 SH       SOLE                    89613              1500
HOME DEPOT INC                 COM              437076102     1178    43720 SH       SOLE                    43220               500
INTEL CORP                     COM              458140100     3524   132199 SH       SOLE                   127699              4500
INTL BUSINESS MACH CORP        COM              459200101     2187    20230 SH       SOLE                    20030               200
INTUIT INC COM                 COM              461202103     1499    47420 SH       SOLE                    46670               750
JOHNSON & JOHNSON              COM              478160104     2390    35837 SH       SOLE                    34587              1250
KELLOGG CO                     COM              487836108     2066    39400 SH       SOLE                    37600              1800
LIBERTY MEDIA HLDG CORP CAP A  COM              53071M302     1026     8811 SH       SOLE                     8561               250
LINCOLN NATL CORP IND          COM              534187109     1658    28476 SH       SOLE                    27669               807
MANPOWER INC WIS               COM              56418h100     1502    26405 SH       SOLE                    25805               600
MEDTRONIC INC                  COM              585055106     2971    59101 SH       SOLE                    56401              2700
MICROSOFT CORPORATION          COM              594918104     4663   130977 SH       SOLE                   125977              5000
MILLIPORE CORP                 COM              601073109     2130    29105 SH       SOLE                    28305               800
NEWS CORP CL A                 COM              65248E104     2207   107690 SH       SOLE                   104990              2700
NOBLE ENERGY INC               COM              655044105     3316    41700 SH       SOLE                    40600              1100
NORDSTROM INC                  COM              655664100     1102    30000 SH       SOLE                    30000
NOVARTIS AG ADR                COM              66987V109     1989    36630 SH       SOLE                    36230               400
PROCTER & GAMBLE CO            COM              742718109     4138    56361 SH       SOLE                    54661              1700
SCHLUMBERGER LMT COM           COM              806857108     3872    39359 SH       SOLE                    38459               900
SIGMA ALDRICH CORP             COM              826552101     2589    47425 SH       SOLE                    46225              1200
SONY CORP                      COM              835699307     2051    37780 SH       SOLE                    36680              1100
STATE STREET CORP              COM              857477103     2329    28685 SH       SOLE                    27085              1600
SYSCO CORPORATION              COM              871829107     2003    64189 SH       SOLE                    61439              2750
TEXAS INSTRUMENTS INC          COM              882508104      980    29329 SH       SOLE                    29329
WACHOVIA CORP                  COM              929903102     2518    66205 SH       SOLE                    64705              1500
WAL MART STORES INC            COM              931142103     3624    76253 SH       SOLE                    73303              2950
WASHINGTON POST CO CL B        COM              939640108     1050     1327 SH       SOLE                     1277                50
WEYERHAEUSER CO                COM              962166104     2417    32776 SH       SOLE                    31976               800
Report Summary		     63 Data Records    (X1000)    135302 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED